Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)		1 Months Ended	2 Months Ended
	Mar. 15, 2022	Feb. 01, 2022	Mar. 02, 2022
Stock Issued For Professional Services, Shares		250,000
Stock Issued For Professional Services, Cash Proceeds		$ 137,500
Stock Issued For Professional Services, Value Per Share		$ 0.55
Equity Commitment Agreement [Member]
Payment For Equity Commitment Agreement	$ 200,000
Stock Issued Under Equity Commitment Agreement	381,530
Purchase Of Common Stock Under Equity Commitment Agreement	$ 2,000,000
Consulting Services
Stock Issued For Professional Services, Shares			484,214